Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity	5.1. Equity
Shares and share capital
Share capital
Nokia Corporation has one class of shares. Each share entitles the holder to one vote at general meetings. The shares
have no par value nor is there a minimum or maximum share
capital or number of shares under the Articles of Association of Nokia Corporation. The share capital amounted to
EUR 245 896 461.96 at 31 December 2024 and 2023,
and consisted of 5 605 850 345 (5 613 496 565 in 2023)
issued and fully paid shares.
In 2024, Nokia Corporation issued in a directed share issue
150 000 000 (59 500 000 in 2023) new shares to itself without consideration and canceled 157 646 220 (78 301 011 in 2023
related to the second phase of the 2022 program) shares it
had repurchased during the year under its share buyback
program announced in January 2024.
Share premium
Share premium reserve consists of the share premium
account of the Parent Company. In addition, the equity impact corresponding to the employee services received related to the equity-settled share-based compensation plans is recorded in the share premium reserve.
Treasury shares
At 31 December 2024, the number of Nokia shares held by
the Group companies was 232 700 997 (87 895 712 in 2023)
representing 4.2% (1.6% in 2023) of the share capital and total voting rights.
In 2024, Nokia repurchased 176 832 266 shares under the
share buyback programs announced in January and November
2024 (78 301 011 in 2023 under the second phase of the
2022 program). The shares repurchased under the January
2024 program were canceled in December 2024. In addition,
Nokia Corporation transferred without consideration
24 380 761 (16 885 827 in 2023) shares held by the Company
to employees, including certain members of the Group
Leadership Team, as settlement of the Group’s equity-based
incentive plans and the employee share purchase plan.
Number of shares outstanding at the beginning and at the
end of the period

Number of shares 000s	2024	2023	2022
1 January	5 525 601	5 587 016	5 634 993
Settlement of share-based payments	24 380	16 886	15 986
Acquisition of treasury shares	(176 832)	(78 301)	(63 963)
31 December	5 373 149	5 525 601	5 587 016
On 28 February 2025, Nokia completed the acquisition of
Infinera Corporation. Refer to Note 6.5. Subsequent events for more information. The aggregated consideration transferred
included 127 434 986 Nokia shares in the form of American
Depository Shares. The shares transferred were treasury
shares held by Nokia Corporation. Considering all share
issuances and repurchases of shares under the on-going share buyback program during 1 January – 28 February 2025, the
number of shares outstanding has increased by 85 959 508
shares.
Nature and purpose of other equity reserves
Translation differences
Translation differences consist of foreign exchange differences arising from translation of foreign operations into euro, the presentation currency of the consolidated financial statements, as well as gains and losses related to hedging of net investments in foreign operations.
Fair value and other reserves
Pension remeasurements
Pension remeasurements reserve includes actuarial gains
and losses as well as return on plan assets and changes in the effect of the asset ceiling, excluding amounts recognized in net interest, related to Nokia’s defined benefit plans.
Hedging reserve
Hedging reserve includes the change in fair value that reflects the change in spot exchange rates for certain foreign exchange forward contracts and foreign exchange options, as well as the part of cross-currency swaps that is designated as a cash flow hedge to the extent that the hedges are effective.
Cost of hedging reserve
Cost of hedging reserve includes the forward element of
foreign exchange forward contracts and the time value of
foreign exchange options related to cash flow hedging of
forecast foreign currency sale and purchase transactions.
Additionally, cost of hedging reserve includes the difference between the change in fair value of the forward element of
foreign exchange forward contracts and the time value of
option contracts and the amortization of the forward element of foreign exchange forward contracts and time value of option contracts related to net investment hedging. Cost of hedging reserve also includes changes in fair value from foreign
currency basis spread related to fair value hedging of foreign currency denominated bonds.
Fair value reserve
Fair value reserve includes the changes in fair value of financial instruments that are managed in a portfolio with a business
model of holding financial instruments to collect contractual cash flows including principal and interest, as well as selling financial instruments. The fair value changes recorded in fair value reserve for these instruments are reduced by amounts
of loss allowances.
Reserve for invested unrestricted equity
The reserve for invested unrestricted equity includes that
part of the subscription price of issued shares that according to the share issue decision is not to be recorded to the share capital as well as other equity inputs that are not recorded to some other reserve. The amount received for treasury shares
is recorded to the reserve for invested unrestricted equity, unless it is provided in the share issue decision that it is to be recorded in full or in part to the share capital. The Nokia shares repurchased under the ongoing share buyback
program are funded using funds in the reserve for invested
unrestricted equity.
Other equity
Retained earnings
Retained earnings is the net total of previous years’ profits and losses less dividends paid to the shareholders.
Non-controlling interests
Non-controlling interests represent the share of net assets of certain subsidiaries attributable to their minority shareholders.
For more information on the contractual arrangement related
to the ownership interests in the Nokia Shanghai Bell Group, refer to Note 6.3. Significant partly-owned subsidiaries.

Changes in other comprehensive income by component of equity

		Fair value and other reserves
EURm	Translation differences(1)	Pension remeasurements	Hedging reserve	Cost of hedging reserve	Fair value reserve
1 January 2022	(396)	4 242	(7)	(1)	(15)
Foreign exchange translation differences	697	—	—	—	—
Net investment hedging losses	(147)	—	—	—	—
Remeasurements of defined benefit plans	—	(349)	—	—	—
Net fair value gains/(losses)	—	—	24	(27)	(208)
Transfer to income statement	14	—	61	10	175
Movement attributable to non-controlling interests	1	—	—	—	—
31 December 2022	169	3 893	78	(18)	(48)
Foreign exchange translation differences	(547)	—	—	—	—
Net investment hedging gains	105	—	—	3	—
Remeasurements of defined benefit plans	—	(261)	—	—	—
Net fair value gains/(losses)	—	—	2	(25)	(87)
Transfer to income statement	19	—	(66)	38	96
Movement attributable to non-controlling interests	5	—	—	—	—
31 December 2023	(249)	3 632	14	(2)	(39)
Foreign exchange translation differences	623	—	—	—	—
Net investment hedging losses	(31)	—	—	(1)	—
Remeasurements of defined benefit plans	—	326	—	—	—
Net fair value gains/(losses)	—	—	20	(1)	66
Transfer to income statement	(78)	—	(19)	19	(52)
Movement attributable to non-controlling interests	(2)	—	—	—	—
31 December 2024	263	3 958	15	15	(25)

(1)At 31 December 2024, translation differences include a EUR 154 million gain related to net investment hedging (EUR 186 million gain in 2023 and EUR 80 million gain in 2022).
Capital management
For capital management purposes Nokia defines capital as
total equity and interest-bearing liabilities less cash and cash equivalents, current interest-bearing financial investments
and non-current interest-bearing financial investments.
The main objectives of Nokia’s capital management are to
maintain a solid overall financial position and to ensure
sufficient financial flexibility to execute Nokia’s long-term business strategy and to provide returns to shareholders.
From a cash perspective, Nokia aims to maintain the balance
of its cash and cash equivalents and interest-bearing financial investments less interest-bearing liabilities at 10-15% of
annual net sales over time. To support these objectives,
Nokia aims to maintain investment grade credit ratings.
At 31 December 2024, Nokia’s long-term credit ratings are
BBB- (stable) by Fitch, Ba1 (stable) by Moody’s, and BBB-
(stable) by S&P Global.
With regards to shareholder remuneration, Nokia targets
recurring, stable and over time growing ordinary dividend
payments, taking into account the previous year’s earnings as well as the Company’s financial position and business outlook.
Nokia may also use share repurchases as a tool to manage
its capital structure through the reduction of capital and
distribute excess cash to the shareholders.
Distribution of funds
Nokia distributes funds to its shareholders in two ways:
a) as dividends from retained earnings and/or as assets
from the reserve for invested unrestricted equity, and b) by repurchasing shares using funds in the unrestricted equity.
The amount of any distribution is limited to the Parent
Company's distributable funds and subject to its solvency,
and may not exceed the amount proposed by the Board
of Directors.
Dividend and/or assets from the reserve for unrestricted
invested equity
For the financial year 2024
Nokia’s Board of Directors proposes to the Annual General
Meeting 2025 that no dividend is distributed by a resolution of the AGM for the financial year ended on 31 December 2024.
Instead, the Board proposes to be authorized to decide, in its discretion, on the distribution of an aggregate maximum of
EUR 0.14 per share as dividend from the retained earnings and/
or as assets from the reserve for invested unrestricted equity.
The authorization would be used to distribute dividend and/or assets from the reserve for invested unrestricted equity in four installments during the period of validity of the authorization unless the Board decides otherwise for a justified reason.
Distributions of dividend and/or assets from the reserve for invested unrestricted equity are recognized as a reduction
of equity and a liability when the Board has decided on the
distribution. On the date of issuing the financial statements for
2024, the total number of Nokia shares is 5 605 850 345 and, consequently, the total amount of distribution would be EUR
785 million. The total number of shares includes the shares
held by the Parent Company which are not entitled to a
distribution.
For the financial year 2023
The AGM in 2024 resolved to authorize the Board of Directors to decide on the distribution of an aggregate maximum
of EUR 0.13 per share as dividend and/or as assets from the
reserve of invested unrestricted equity for the financial year
2023. The authorization was used to distribute a dividend in four installments. During 2024, three installments of dividend were distributed amounting to EUR 0.10 per share and
EUR 548 million in total. The fourth installment of EUR 0.03 per share and EUR 161 million in total was paid in February 2025.
The total amount of dividend paid for the financial year 2023 was EUR 709 million.
For the financial year 2022
For the financial year 2022, a total dividend of EUR 665 million, corresponding to EUR 0.12 per share, was paid.
Share buyback programs
November 2024 program
In November 2024, Nokia launched a share buyback program
to offset the dilutive effect of the acquisition of Infinera
Corporation announced on 27 June 2024. The program targets
to repurchase 150 million shares for an aggregate purchase
price not exceeding EUR 900 million. The repurchases
commenced on 25 November 2024 and will end latest by
31 December 2025. By 31 December 2024, Nokia has
repurchased 19 186 046 shares under the program for an
average price per share of EUR 4.14.
The repurchases will be funded using funds in the reserve
for invested unrestricted equity in accordance with the
authorization given to the Board of Directors by the AGM,
and hence the repurchases will reduce Nokia's total
unrestricted equity. The repurchased shares will be canceled.
January 2024 program
In January 2024, Nokia’s Board of Directors initiated a share buyback program targeting to return up to EUR 600 million of cash to shareholders in tranches over a period of two years.
The purchases under the first phase of the program
commenced on 20 March 2024. In July 2024, Nokia announced
it had decided to accelerate the repurchases in a way that the whole share buyback program would be completed by the end
of 2024. During the program, which ended on 21 November
2024, Nokia repurchased 157 646 220 shares. The aggregate
purchase price of all shares acquired was EUR 600 million, and the average price per share was EUR 3.81.
The repurchases were funded using funds in the reserve for
invested unrestricted equity, and hence the repurchases
reduced Nokia’s total unrestricted equity. The repurchased
shares were canceled in December 2024.
The 2022 program
In February 2022, Nokia’s Board of Directors initiated a share buyback program targeting to return up to EUR 600 million of cash to shareholders in tranches over a period of two years.
In the first phase of the program, which was launched on
11 February 2022 and which ended on 11 November 2022,
Nokia repurchased 63 963 583 shares. The aggregate purchase
price of all shares acquired in the first phase was EUR 300 million and the average price per share was EUR 4.69. The repurchased shares were canceled in December 2022.
In the second phase of the program, which was launched on
2 January 2023 and which ended on 10 November 2023,
Nokia repurchased 78 301 011 shares. The aggregate purchase
price of all shares acquired under the second phase of the
program was EUR 300 million, and the average price per share was EUR 3.83. The repurchased shares were canceled in
November 2023.
The repurchases were funded using funds in the reserve for
invested unrestricted equity, and hence the repurchases
reduced Nokia’s total unrestricted equity.
Authorizations given to the Board of Directors
The following authorizations related to the issue and
repurchase of shares were given to the Board of Directors at the AGM held on 3 April 2024.
Authorization to issue shares and special rights entitling
to shares
The shareholders authorized the Board to issue a maximum
of 530 million shares, corresponding to less than 10% of the total number of Nokia’s shares, through issuance of shares or special rights entitling to shares in one or more issues during the effective period of the authorization. The Board is
authorized to issue either new shares or shares held by Nokia.
Shares and special rights entitling to shares may be issued in deviation from the shareholders’ pre-emptive rights within the limits set by law. The authorization may be used to develop
Nokia’s capital structure, diversify the shareholder base,
finance or carry out acquisitions or other arrangements,
settle Nokia’s equity-based incentive plans or for other
purposes resolved by the Board of Directors.
The authorization is effective until 2 October 2025, and it
terminated the previous authorizations to issue shares and
special rights entitling to shares.
Authorization to repurchase shares
The shareholders authorized the Board to repurchase a
maximum of 530 million shares, corresponding to less than
10% of the total number of Nokia’s shares, using funds in the unrestricted equity, which means that the repurchases will
reduce Nokia’s distributable funds. The price paid for the
shares under the authorization shall be based on the market
price of Nokia shares on the securities markets on the date of the repurchase or a price otherwise formed in a competitive
process. Shares may be repurchased to be cancelled, held to be reissued, transferred further or for other purposes resolved by the Board of Directors. The Company may enter into derivative, share lending or other arrangements customary in capital
market practice. The shares may be repurchased otherwise
than in proportion to the shares held by the shareholders.
The Board shall resolve on all other matters related to the
repurchase of Nokia shares.
The authorization is effective until 2 October 2025, and it
terminated the previous authorization to repurchase shares
to the extent that the Board has not previously resolved to
repurchase shares based on such authorization.